Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	EMX Royalty Corp
Entity Central Index Key	0001285786
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	82,554,760
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false